Summary Prospectus April 30, 2019
Virtus Seix Ultra-Short Bond Fund
A: SASSX	I: SISSX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, shareholder reports, statement of additional information (SAI), and other information about the fund online at virtus.com/tools-resources/mutual-fund-documents.
You can also get this information at no cost by calling 800-243-1574 or by sending an e-mail to: virtus.investment.partners@virtus.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary such as a bank, the prospectus and other information will also be available from your financial intermediary.
The fund’s prospectus and SAI, both dated April 30, 2019, are incorporated by reference into this Summary Prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports will no longer be sent by mail, unless specifically requested from the fund or from your broker-dealer or financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications such as prospectuses from the fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. (Please note that the fund will incur additional expenses when printing and mailing any paper shareholder reports, and fund expenses pass indirectly to all shareholders.) If you own your shares directly with the fund, you may make such elections by calling the fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Investment Objective
The fund has an investment objective of seeking to maximize current income consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 144 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 114 of the fund’s statement of additional information.
The Virtus Seix Ultra-Short Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Ultra-Short Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	Non	e	Non	e
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.22%	0.22%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	Non	e
Other Expenses	0.37%	0.40%
Total Annual Fund Operating Expenses	0.84%	0.62%
Less: Fee Waivers and/or Expense Reimbursements(a)	(0.19)%	(0.22)%
Total Annual Fund Operating Expenses After Expense Reimbursements (a)	0.65%	0.40%
(a)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.65% for Class A Shares and 0.40% for Class I Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$66	$249	$447	$1,020
Class I	Sold or Held	$41	$176	$324	$753
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 112% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration fixed income securities. These securities may include, but are not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign-corporate debt obligations, taxable municipal debt securities and mortgage-backed and asset-backed securities. The fund’s investment in foreign issuers may at times be significant.
The fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to investment-grade securities with an effective duration of less than 5 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. The fund may invest a portion of its assets in securities that are restricted as to resale.
In selecting investments for purchase and sale, the subadviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The subadviser attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund. Such securities are sometimes referred to as “junk bonds.”
In addition, to implement its investment strategy, the fund may buy or sell, derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as credit and interest rate risk.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are:

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Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

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Credit Risk.  The risk that the issuer of an instrument will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the instrument to decline. Debt instruments rated below investment grade are especially susceptible to this risk.

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Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

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Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

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High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

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Illiquid and Restricted Securities.  Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

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Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

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Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt instruments, especially those with longer maturities, will fall.

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Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

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Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

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Municipal Bond Market Risk.  The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

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Redemption Risk.  The risk that redemption by one or more large shareholders or groups of shareholders of their holdings in the fund has an adverse impact on the remaining shareholders in the fund by causing the fund to take actions it would not otherwise take at a given time.

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Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

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U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q2/2009:	3.10%	Worst Quarter:	Q3/2011:	-0.43%	Year to Date (3/31/19):	0.94%
Average Annual Total Returns (for the periods ended 12/31/18)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Since Inception (7/24/18)
Class I
Return Before Taxes	1.61%	1.10%	1.92%	—
Return After Taxes on Distributions	0.70%	0.58%	1.37%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.95%	0.61%	1.26%	—
Class A
Return Before Taxes	—	—	—	0.48%
Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	1.92%	0.69%	0.45%	0.97%
The Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury bills with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC.
The fund’s subadviser is Seix Investment Advisors LLC (“Seix”).
Portfolio Management
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Carlos Catoya,  Managing Director and Portfolio Manager of Seix, has been a member of the fund’s management team since 2015.

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James F. Keegan,  Chairman, Chief Investment Officer and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2014.

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Michael Rieger,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2014.

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Perry Troisi,  Managing Director and Senior Portfolio Manager of Seix, has been a member of the fund’s management team since 2014.

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Jonathan Yozzo,  Managing Director and Portfolio Manager of Seix, has been a member of the fund’s management team since 2015.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
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$2,500, generally

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$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
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$100, generally

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
Ask your financial advisor or visit your financial intermediary’s website for more information.

Virtus Mutual Funds
P.O. Box 9874
Providence, RI 02940-8074
8616	4-19